Share Capital - Disclosure of continuity of stock options (Details)	12 Months Ended
	Apr. 30, 2024 Shares $ / shares	Apr. 30, 2023 Shares $ / shares
Disclosure of classes of share capital [abstract]
Options outstanding, beginning of the year | Shares	15,926,972	14,640,472
Weighted average exercise price, beginning of the year | $ / shares	$ 1.69	$ 1.64
Issued | Shares	4,500,000	2,720,000
Weighted average exercise price of share options issued | $ / shares	$ 1.57	$ 1.63
Cancelled | Shares	(841,000)	(658,153)
Weighted average exercise price of share options cancelled | $ / shares	$ (1.85)	$ (2.06)
Exercised | Shares	(782,250)	(775,347)
Weighted average exercise price of share options exercised | $ / shares	$ (1.38)	$ (0.41)
Options outstanding, end of the year | Shares	18,803,722	15,926,972
Weighted average exercise price, end of the year | $ / shares	$ 1.66	$ 1.69
Number of options exercisable, end of the year | Shares	15,469,222	13,692,722
Weighted average exercise price of share options exercisable , end of the year | $ / shares	$ 1.68	$ 1.69